Related Party Transactions (FY) (Details) - USD ($)				1 Months Ended				3 Months Ended		6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 15, 2022	Dec. 20, 2021	Apr. 30, 2021	Jun. 15, 2022	Dec. 20, 2021	Oct. 31, 2021	Apr. 30, 2021	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 22, 2021	Nov. 05, 2021	Apr. 18, 2021
Related Party Transactions (Details) [Line Items]
Sponsor paid			$ 25,000				$ 25,000
Price per share (in Dollars per share)			$ 0.005				$ 0.005						$ 10
Shares of common stock (in Shares)					4,743,750	862,500	5,175,000		17,404,250
Shares of common stock (in Dollars per share)							$ 0.0001
Stock dividend, description		On December 20, 2021, the Company effected a 1.1- for-1 stock dividend of its common stock, resulting in the Sponsor holding an aggregate of 4,743,750 shares of common stock. The Founder Shares include an aggregate of up to 618,750 shares subject to forfeiture if the over-allotment option is not exercised by the underwriters in full.			the Company effected a 1.1- for-1 stock dividend of its common stock
Shares subject to forfeiture (in Shares)												618,750
Common stock exceeds per share (in Dollars per share)										$ 12		$ 12
Aggregate principal amount														$ 200,000	$ 150,000
Borrowed								$ 200,000		$ 200,000
Additional advanced from sponsor										4,841		$ 4,841
Related party amount	$ 25,000			$ 25,000
Convertible loans								1,500,000		$ 1,500,000		$ 1,500,000
Warrants price per share (in Dollars per share)										$ 1		$ 1
Rental expenses										$ 5,000
Administrative service fee								$ 15,000		30,000		$ 25,000
Operating expenses											$ 1,613
IPO [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount												3,795,000
Borrowed												200,000
Administrative service fee										$ 55,000		25,000
Trust account deposit amount												$ 1,897,500
Trust account per share (in Dollars per share)												$ 0.1
Aggregate price per share (in Dollars per share)												$ 0.2
Administrative Service Fee [Member]
Related Party Transactions (Details) [Line Items]
Rental expenses												$ 5,000